Prepayments, Deposits and Other Receivables, Net - Schedule of Prepayments, Deposits and Other Receivables, Net (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments, Deposits and Other Receivables, Net [Abstract]
Prepaid operating expenses		$ 91,267	$ 66,211
Other receivables		37,414	38,420
Refundable deposits		629,473	710,816
Prepayments for equipment		5,885	5,638
Income tax recoverable		8,382	91,173
Less: allowance for expected credit loss	[1]	(8,641)	(26,015)
Prepayments, deposits and other receivables, net		763,780	886,243
Current		437,971	479,613
Non-current		325,809	406,630
Total		$ 763,780	$ 886,243

[1]	The allowance for expected credit loss is contributed by other receivables and refundable deposits only.